UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2002 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    September 30, 2002
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    96
Form 13F Information Table Value Total:    $87,982
List of Other Included Managers:
No.  13F File Number      Name

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
                                                                                          Item 6:   Item 8:
Item 1:       Item 2:      Item 3:    Item 4:   Item 5:    Investment Discr Item 7:  Voting Authority
Name of Issuer Title of Class    CUSIP   Fair Market Shares or   (b) Shared- Managers    (Shares)
Number    Value    Principal (a) Sole  As Defined (c) ShareSee Instr (a) Sol (b) Shar(c) None
                                                                   Amount              in Instr.       Other
3M Co.                     Common           88579Y101      340.9     3,100     3,100
         3,100
Abbott Laboratories        Common           002824100    1,558.7    38,581    38,581
                38,581
Altera Corp.               Common           021441100      222.0    25,600    25,600
          25,600
American Int'l Group       Common           026874107      215.0     3,931     3,931
              3,931
American Power Conversion  Common           029066107      331.6    34,683    34,683
                      34,683
Amgen Inc.                 Common           031162100    1,152.3    27,633    27,633
            27,633
Anthracite Cap Inc.        Common           037023108      914.5    80,925    80,925
              80,925
AOL Time Warner            Common           00184A105    1,180.2   100,875   100,875
                   100,875
Applera Corp - App. Bio GrpCommon           038020103    1,658.9    90,650    90,650
                      90,650
Asyst Technologies         Common           04648X107      480.8    79,610    79,610
                79,610
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103      965.4    39,727    39,727
              39,727
Avalon Bay Communities, IncCommon           053484101    1,013.7    24,250    24,250
                       24,250
Avery Dennison             Common           053611109    1,684.2    29,557    29,557
              29,557
BB&T Corp                  Common           054937107    2,983.1    85,133    85,133
              85,133
BP PLC - Spon ADR          Common           055622104      795.0    19,924    19,924
                   19,924
Bristol-Meyers Squibb      Common           110122108      851.7    35,785    35,785
                35,785
Caremark RX Inc.           Common            141705103     226.5    13,325    13,325
               13,325
Cedar Fair                 Dep. Unit        150185106    3,720.6   159,135   159,135
         159,135
Cisco Systems              Common           17275R102    2,249.0   214,598   214,598
              214,598
CitiGroup Inc.             Common           172967101      640.1    21,588    21,588
           21,588
Cleveland-Cliffs Inc.      Common           185896107      231.2     9,614     9,614
            9,614
Comcast Corp. CL A         CL A             200300101      919.7    44,090    44,090
              44,090
Corinthian Colleges, Inc.  Common           218868107      790.4    20,944    20,944
                20,944
Credence Systems           Common           225302108      363.6    41,990    41,990
               41,990
Curon Medical Inc.         Common           231292103        7.3    12,500    12,500
             12,500
Cypress Semiconductor Corp.Common           232809109       98.4    15,000    15,000
                     15,000
Dell Computer Corp.        Common            247025109     624.8    26,575    26,575
                26,575
Dow Chemical               Common           260543103      531.9    19,480    19,480
             19,480
Duke Realty Corp.          Common           264411505    1,454.6    59,083    59,083
                59,083
Electro Scientific Ind.    Common           285229100      329.7    22,235    22,235
             22,235
Emerson Electric           Common           291011104    1,410.5    32,101    32,101
              32,101
Expeditors Int'l Wash.     Common           302130109    2,041.9    73,080    73,080
                73,080
Exxon Mobil Corp.          Common           30231G102    3,006.0    94,233    94,233
                 94,233
Fifth Third Bancorp        Common           316773100      495.3     7,110     7,110
             7,110
Fleet Boston Corp.         Common           33901A108      238.7    11,742    11,742
               11,742
General Electric           Common           369604103    1,048.3    42,527    42,527
            42,527
Genzyme                    Common           372917104      956.8    46,425    46,425
          46,425
Gilead Sciences Inc.       Common           375558103    1,573.9    46,940    46,940
               46,940
Grey Wolf, Inc.            Common            397888108      46.8    13,000    13,000
           13,000
Guidant Corp.              Common           401698105      487.9    15,100    15,100
            15,100
Harmonic, Inc.             Common           413160102       57.7    32,970    32,970
           32,970
Henry (Jack) & Assoc., Inc.Common           426281101      655.9    52,767    52,767
                   52,767
Home Depot                 Common           437076102      223.7     8,569     8,569
            8,569
IBM                        Common           459200101      379.3     6,505     6,505
      6,505
Illinois Tool Works        Common           452308109    2,473.0    42,396    42,396
               42,396
Intel                      Common           458140100    1,752.6   126,177   126,177
      126,177
Iomed, Inc.                Common           462028101        7.8    10,000    10,000
        10,000
Johnson & Johnson          Common           478160104      318.4     5,888     5,888
               5,888
Kadant, Inc.               Common           48282T104      160.7    11,902    11,902
          11,902
KeyCorp                    Common           493267108      251.0    10,254    10,254
          10,254
Kimberly-Clark Corp        Common           494368103      278.3     4,913     4,913
               4,913
King Pharmaceuticals Inc.  Common            495582108   1,258.3    69,250    69,250
                   69,250
Liberty Media Corp - A     Common            530718105     587.0    81,750    81,750
                 81,750
Lilly, Eli & Co.           Common           532457108      373.5     6,750     6,750
         6,750
Markwest Energy Partners L.Unit L.P. Int.    570759100     339.6    15,125    15,125
                   15,125
Matria Healthcare Inc.     Common           576817100      403.4    47,018    47,018
               47,018
Medtronic Inc.             Common           585055106    1,646.0    39,079    39,079
            39,079
Merck                      Common           589331107    1,335.9    29,226    29,226
         29,226
MFS Multimarket Income TrusSh.Ben.Int        552737108     249.7    42,533    42,533
                      42,533
Microsoft                  Common           594918104    2,720.1    62,187    62,187
          62,187
National City Corp.        Common           635405103      250.0     8,762     8,762
             8,762
Neogen                     Common           640491106    3,757.7   281,475   281,475
          281,475
Nortel Networks Corp.      Common           656569100       18.6    34,370    34,370
                 34,370
Nuance Communications, Inc.Common           669967101       35.2    20,715    20,715
                     20,715
Omnicom Group Inc.         Common           681919106    1,858.2    33,373    33,373
                  33,373
Parlex Corporation         Common           701630105      286.7    24,300    24,300
              24,300
Penn Virginia Resource PtnrCommon            707884102     940.9    46,350    46,350
                   46,350
PetsMart Inc.              Common            716768106     195.9    11,000    11,000
           11,000
Pfizer, Inc.               Common           717081103    2,033.1    70,057    70,057
        70,057
Plato Learning, Inc.       Common           72764Y100    1,435.9   215,929   215,929
                215,929
PNC Financial Serv. Group  Common           693475105      253.0     6,000     6,000
                   6,000
Power Integrations, Inc.   Common            739276103     252.3    20,695    20,695
                20,695
Procter & Gamble           Common           742718109    2,204.6    24,665    24,665
                24,665
Progressive Corp.          Common            743315103     280.9     5,549     5,549
            5,549
Proxim Corp. CL A          CL A              744283102      31.5    18,000    18,000
            18,000
Royal Dutch Petroleum      Common           780257804    1,192.1    29,677    29,677
                   29,677
Sky Financial Group, Inc.  Common           83080P103      238.9    12,000    12,000
                 12,000
Sovereign Bancorp          Common           845905108    2,891.7   224,161   224,161
                 224,161
Steris Corp.               Common           859152100    1,522.6    61,125    61,125
          61,125
Suntrust Bks Inc           Common           867914103      289.0     4,700     4,700
            4,700
Symyx Technologies, inc.   Common           87155S108      598.6    57,175    57,175
                  57,175
Texas Instruments          Common           882508104      269.7    18,257    18,257
              18,257
Thermo Electron Corp.      Common           883556102      330.3    20,475    20,475
                  20,475
TJX Companies, Inc.        Common           872540109    2,014.4   118,495   118,495
                  118,495
TRW                        Common           872649108      558.0     9,531     9,531
       9,531
Templeton Global Inc.Fund  Common           880198106      617.6    84,839    84,839
                    84,839
TYCO International Ltd.    Common           902124106    1,201.3    85,200    85,200
                   85,200
Ventana Medical Systems    Common           92276H106      920.6    49,150    49,150
                    49,150
Verizon Communications     Common           92343V104    1,139.3    16,948    16,948
                     16,948
Viacom Inc. - Cl B         CL B             925524308    1,171.7    28,894    28,894
           28,894
Vitesse Semiconductor Corp.Common           928497106       41.6    61,130    61,130
                    61,130
Walgreen                   Common           931422109      302.1     9,820     9,820
         9,820
Washington Mutual, Inc.    Common            939322103   1,323.0    42,039    42,039
                   42,039
Wells Fargo Company        Common            949740104   1,602.0    33,265    33,265
                   33,265
Wyeth                      Common            983024100     360.9    11,350    11,350
        11,350
Xilinx inc.                Common            983919101     248.7    15,700    15,700
       15,700

13F REPORT  3RDQ 2002                       GRAND TOTAL  87,982.0






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